Common, subordinated and preferred units - Movements (Details) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Common Units Public [Member]
Common And Subordinated Units [Line Items]
Beginning Balance	18,028,786	17,944,701
Awards to non-employee directors as compensation for directors' fees	3,882	8,944
Subordinated units converted to common units		0
ATM program	0	53,160
Ending Balance	18,040,432	18,028,786
Common Units Public [Member] | Director [Member]
Common And Subordinated Units [Line Items]
Awards to non-employee directors as compensation for directors' fees	7,764	2,236
Common Units Public [Member] | Phantom Share Units (PSUs) [Member]
Common And Subordinated Units [Line Items]
Phantom units issued		19,745
Common Unit Hegh LNG [Member]
Common And Subordinated Units [Line Items]
Beginning Balance	15,257,498	2,101,438
Awards to non-employee directors as compensation for directors' fees	0	0
Subordinated units converted to common units		13,156,060
ATM program	0	0
Ending Balance	15,257,498	15,257,498
Common Unit Hegh LNG [Member] | Director [Member]
Common And Subordinated Units [Line Items]
Awards to non-employee directors as compensation for directors' fees	0	0
Common Unit Hegh LNG [Member] | Phantom Share Units (PSUs) [Member]
Common And Subordinated Units [Line Items]
Phantom units issued		0
Subordinated Units Hoegh LNG [Member]
Common And Subordinated Units [Line Items]
Beginning Balance	0	13,156,060
Awards to non-employee directors as compensation for directors' fees	0	0
Subordinated units converted to common units		(13,156,060)
ATM program	0	0
Ending Balance	0	0
Subordinated Units Hoegh LNG [Member] | Director [Member]
Common And Subordinated Units [Line Items]
Awards to non-employee directors as compensation for directors' fees	0	0
Subordinated Units Hoegh LNG [Member] | Phantom Share Units (PSUs) [Member]
Common And Subordinated Units [Line Items]
Phantom units issued		0
8.75% Series A Preferred Units [Member]
Common And Subordinated Units [Line Items]
Beginning Balance	6,625,590	6,129,070
Awards to non-employee directors as compensation for directors' fees	0	0
Subordinated units converted to common units		0
ATM program	93,792	496,520
Ending Balance	6,719,382	6,625,590
8.75% Series A Preferred Units [Member] | Director [Member]
Common And Subordinated Units [Line Items]
Awards to non-employee directors as compensation for directors' fees	0	0
8.75% Series A Preferred Units [Member] | Phantom Share Units (PSUs) [Member]
Common And Subordinated Units [Line Items]
Phantom units issued		0